Unconsolidated Affiliated Companies (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity in net earnings of affiliated companies	$ 0.2	$ 0.2	$ 1.7	$ 1.7	$ 2.9
Unconsolidated affiliated companies	$ 18.8		$ 19.0	$ 18.9
PDTL Trading Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	49.00%		49.00%
Colada Continua Chilean, S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	41.00%		41.00%
Minuet Realty Corp. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	40.00%		40.00%
Nostag GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	33.00%		33.00%
Pakistan Cables Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	24.60%		24.60%
Keystone Electric Wire & Cable Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	20.00%		20.00%
Thai Copper Rod Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in affiliated companies, less than	18.00%		18.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership threshold, investment as equity method	50.00%		50.00%